Intangible Asset -Estimated annual amortization expense (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Intangible Asset
2020	$ 90,384	¥ 629,233
2021	90,137	627,514
2022	90,137	627,514
2023	$ 15,805	¥ 110,031